NOTE 7 - OPTIONS AND WARRANTS OUTSTANDING	6 Months Ended
Jun. 30, 2012
Other Liabilities Disclosure [Abstract]
NOTE 7 - OPTIONS AND WARRANTS OUTSTANDING

NOTE 7 - OPTIONS AND WARANTS OUTSTANDING

All options and warrants granted are recorded at fair value using a Black-Scholes model at the date of the grant.   There is no formal stock option plan for employees.

A listing of options and warrants outstanding at June 30, 2012 is as follows.  Option and warrants outstanding and their attendant exercise prices have been adjusted for the 1 for 200 reverse split and the 1 for 50 reverse split of the common stock discussed in Note 1.

	Amount	Weighted Average Exercise Price	Weighted Average Years to Maturity
Outstanding at December 31, 2011	240	$28.125000	0.978

Issued	0
Exercised	0
Expired	0

Outstanding at June 30, 2012	240	28,125.000	0.479

There was no warrant activity during the six months ended June 30, 2012. The value of these warrants are included in the derivative liability at June 30, 2012 and December 31, 2011 due to the fact that the equity environment is tainted.